Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Revenue	€ 783.7	€ 775.1
United Kingdom
Disclosure of geographical areas [line items]
Revenue	225.3	216.4
Germany
Disclosure of geographical areas [line items]
Revenue	112.6	117.6
Italy
Disclosure of geographical areas [line items]
Revenue	110.6	109.1
France
Disclosure of geographical areas [line items]
Revenue	53.9	52.9
Sweden
Disclosure of geographical areas [line items]
Revenue	35.8	38.1
CROATIA
Disclosure of geographical areas [line items]
Revenue	20.8	19.6
Austria
Disclosure of geographical areas [line items]
Revenue	38.5	37.9
Norway
Disclosure of geographical areas [line items]
Revenue	30.8	33.7
SERBIA
Disclosure of geographical areas [line items]
Revenue	19.0	18.4
Spain
Disclosure of geographical areas [line items]
Revenue	22.3	20.6
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	21.6	21.2
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 92.5	€ 89.6